Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
13.	Segment Information

We operate our business on the basis of a single reportable segment, which is the business of developing therapies for serious or life-threatening diseases. We evaluate our Company as a single operating segment. The majority of our operating activities and work performed by our employees are currently conducted from a single location in the U.S. We recognized no revenues in 2012 and 2011.